                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-1940

                      Smith Barney Appreciation Fund Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (800) 451-2010

                      Date of fiscal year end: December 31
                    Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                            APPRECIATION FUND INC.

            CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JUNE 30, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]
  HERSH COHEN, PORTFOLIO
 MANAGER

[PHOTO]
  SCOTT K. GLASSER, PORTFOLIO MANAGER


   [GRAPHIC]
         Classic Series

 Semi-Annual Report . June 30, 2003

 SMITH BARNEY
 APPRECIATION FUND INC.

      HERSH COHEN

      Hersh Cohen has more than 34 years of securities business experience.

      Education: BA from Case Western Reserve University; Ph.D. in Psychology from Tufts University

      SCOTT K. GLASSER

      Scott Glasser has more than 10 years of securities business experience and has been working with the Fund since 1995.

      Education: BA from Middlebury College; MBA in Finance from Pennsylvania State University

      FUND OBJECTIVE

      The Fund seeks long-term appreciation of shareholders' capital by investing primarily in equity securities of U.S. companies. The Fund typically invests in medium and large capitalization companies but may also invest in small capitalization companies.

      FUND FACTS

      FUND INCEPTION
      ---------------------
      March 10, 1970

      MANAGER INVESTMENT
      INDUSTRY EXPERIENCE
      ---------------------
      34 Years (Hersh Cohen)
      10 Years (Scott K. Glasser)

What's Inside

Letter from the Chairman..............................................  1

Schedule of Investments...............................................  2

Statement of Assets and Liabilities...................................  7

Statement of Operations...............................................  8

Statements of Changes in Net Assets...................................  9

Notes to Financial Statements......................................... 10

Financial Highlights.................................................. 15

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 23, 2003


1 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2003



 SHARES              SECURITY                VALUE
-------------------------------------------------------
COMMON STOCK -- 87.3%
Aerospace and Defense -- 1.2%
  600,000 Lockheed Martin Corp.          $   28,542,000
  350,000 United Technologies Corp.          24,790,500
-------------------------------------------------------
                                             53,332,500
-------------------------------------------------------
Auto Components -- 0.2%
1,000,000 Delphi Corp.                        8,630,000
-------------------------------------------------------
Banks -- 3.7%
1,200,000 Bank One Corp.                     44,616,000
  500,000 Fifth Third Bancorp                28,670,000
  300,000 M&T Bank Corp.                     25,266,000
  300,000 U.S. Bancorp                        7,350,000
  800,000 Washington Mutual, Inc.            33,040,000
  600,000 Wells Fargo & Co.                  30,240,000
-------------------------------------------------------
                                            169,182,000
-------------------------------------------------------
Beverages -- 2.1%
  400,000 The Coca-Cola Co.                  18,564,000
1,700,000 PepsiCo, Inc.                      75,650,000
-------------------------------------------------------
                                             94,214,000
-------------------------------------------------------
Biotechnology -- 1.5%
  800,000 Amgen, Inc.+                       53,152,000
  300,000 Biogen, Inc.+                      11,400,000
  200,000 Vicuron Pharmaceuticals, Inc.+      2,836,000
-------------------------------------------------------
                                             67,388,000
-------------------------------------------------------
Building Products -- 0.6%
1,200,000 Masco Corp.                        28,620,000
-------------------------------------------------------
Chemicals -- 2.5%
1,500,000 E.I. du Pont de Nemours & Co.      62,460,000
1,000,000 PPG Industries, Inc.               50,740,000
-------------------------------------------------------
                                            113,200,000
-------------------------------------------------------
Commercial Services and Supplies -- 2.1%
  500,000 Automatic Data Processing Inc.     16,930,000
  200,000 ChoicePoint Inc.+                   6,904,000
  600,000 First Data Corp.                   24,864,000
2,000,000 Waste Management, Inc.             48,180,000
-------------------------------------------------------
                                             96,878,000
-------------------------------------------------------
Commingled Fund -- 0.2%
1,000,000 iShares MSCI Japan Index Fund+      7,270,000
-------------------------------------------------------
Communications Equipment -- 1.7%
1,000,000 3Com Corp.+                         4,680,000
1,500,000 Cisco Systems, Inc.+               25,035,000
1,500,000 Corning, Inc.+                     11,085,000
4,000,000 Motorola, Inc.                     37,720,000
-------------------------------------------------------
                                             78,520,000
-------------------------------------------------------

                      See Notes to Financial Statements.

2 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003



   SHARES                     SECURITY                     VALUE
---------------------------------------------------------------------
Computers and Peripherals -- 1.3%
   2,000,000    Gateway, Inc.+                        $     7,300,000
     550,000    International Business Machines Corp.      45,375,000
   1,000,000    Maxtor Corp.+                               7,510,000
------------------------------------------------------------------
                                                           60,185,000
------------------------------------------------------------------
Diversified Telecommunication Services -- 1.6%
   1,500,000    SBC Communications, Inc.                   38,325,000
     800,000    Verizon Communications Inc.                31,560,000
------------------------------------------------------------------
                                                           69,885,000
------------------------------------------------------------------
Electric Utilities -- 1.0%
     800,000    Cinergy Corp.                              29,432,000
     200,000    Public Service Enterprise Group Inc.        8,450,000
     300,000    Southern Co.                                9,348,000
------------------------------------------------------------------
                                                           47,230,000
------------------------------------------------------------------
Electrical Equipment -- 1.1%
   1,400,000    American Power Conversion Corp.+           21,826,000
   1,264,100    Molex Inc., Class A Shares                 29,300,574
------------------------------------------------------------------
                                                           51,126,574
------------------------------------------------------------------
Electronic Equipment and Instruments -- 1.7%
   1,800,000    AVX Corp.                                  19,782,000
     640,000    Mettler-Toledo International Inc.+         23,456,000
   3,500,000    Solectron Corp.+                           13,090,000
   1,500,000    Vishay Intertechnology, Inc.+              19,800,000
------------------------------------------------------------------
                                                           76,128,000
------------------------------------------------------------------
Energy Equipment and Services -- 1.4%
     600,000    GlobalSantaFe Corp.                        14,004,000
   1,000,000    Schlumberger Ltd.                          47,570,000
------------------------------------------------------------------
                                                           61,574,000
------------------------------------------------------------------
Food and Drug Retailing -- 0.8%
   1,200,000    Walgreen Co.                               36,120,000
------------------------------------------------------------------
Food Products -- 4.0%
     750,000    General Mills, Inc.                        35,557,500
   1,200,000    H.J. Heinz Co.                             39,576,000
     500,000    Hershey Foods Corp.                        34,830,000
     700,000    Kraft Foods, Inc.                          22,785,000
     183,500    Tejon Ranch Co.+                            5,523,350
     800,000    Wm. Wrigley Jr. Co.                        44,984,000
------------------------------------------------------------------
                                                          183,255,850
------------------------------------------------------------------
Gas Utilities -- 0.2%
     300,000    KeySpan Corp.                              10,635,000
------------------------------------------------------------------
Healthcare Equipment and Supplies -- 0.3%
     100,000    C.R. Bard, Inc.                             7,131,000
     300,000    Dade Behring Holdings Inc.+                 6,891,000
------------------------------------------------------------------
                                                           14,022,000
------------------------------------------------------------------

                      See Notes to Financial Statements.

3 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003



   SHARES                         SECURITY                          VALUE
---------------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 0.6%
    1,208,700 Fairmont Hotels & Resorts Inc.                   $    28,283,580
------------------------------------------------------------------------------
Household Products -- 3.1%
    1,800,000 Kimberly-Clark Corp.                                  93,852,000
      500,000 The Procter & Gamble Co.                              44,590,000
------------------------------------------------------------------------------
                                                                   138,442,000
------------------------------------------------------------------------------
Industrial Conglomerates -- 5.0%
      881,900 3M Co.                                               113,747,462
      900,000 Canadian Pacific Ltd.                                 20,340,000
    3,200,000 General Electric Co.                                  91,776,000
------------------------------------------------------------------------------
                                                                   225,863,462
------------------------------------------------------------------------------
Insurance -- 11.2%
      600,000 American International Group, Inc.                    33,108,000
        4,300 Berkshire Hathaway Inc., Class A Shares+             311,750,000
      500,000 The Chubb Corp.                                       30,000,000
    1,000,000 Old Republic International Corp.                      34,270,000
    2,800,000 The St. Paul Cos., Inc.                              102,228,000
------------------------------------------------------------------------------
                                                                   511,356,000
------------------------------------------------------------------------------
Media -- 8.6%
    2,300,000 AOL Time Warner, Inc.+                                37,007,000
    1,300,000 Cablevision Systems -- NY Group, Class A Shares+      26,988,000
    2,000,000 Comcast Corp., Special Class A Shares+                57,660,000
      650,000 Gannett Co., Inc.                                     49,926,500
      800,000 InterActiveCorp.+                                     31,656,000
    3,000,000 Liberty Media Corp., Class A Shares+                  34,680,000
      700,000 Meredith Corp.                                        30,800,000
    1,160,000 SBS Broadcasting S.A.+                                20,706,000
    1,000,000 Shaw Communications Inc., Class B Shares              13,450,000
      600,000 Viacom Inc., Class B Shares+                          26,196,000
    3,000,000 The Walt Disney Co.                                   59,250,000
------------------------------------------------------------------------------
                                                                   388,319,500
------------------------------------------------------------------------------
Metals and Mining -- 1.7%
      800,000 Alcoa Inc.                                            20,400,000
      900,000 Newmont Mining Corp.                                  29,214,000
      600,000 Nucor Corp.                                           29,310,000
------------------------------------------------------------------------------
                                                                    78,924,000
------------------------------------------------------------------------------
Multiline Retail -- 3.1%
    1,700,000 Costco Wholesale Corp.+                               62,220,000
      300,000 Kohl's Corp.+                                         15,414,000
    1,200,000 Wal-Mart Stores Inc.                                  64,404,000
------------------------------------------------------------------------------
                                                                   142,038,000
------------------------------------------------------------------------------
Oil and Gas -- 5.9%
    1,100,000 BP Amoco PLC                                          46,222,000
      300,000 Canadian Natural Resources Ltd.                       11,973,000
    2,850,000 Encana Corp.                                         109,354,500
    2,500,000 Exxon Mobil Corp.                                     89,775,000

                      See Notes to Financial Statements.

4 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003



 SHARES                        SECURITY                           VALUE
----------------------------------------------------------------------------
Oil and Gas -- 5.9% (continued)
  600,000 Suncor Energy, Inc.                                 $   11,250,000
----------------------------------------------------------------------------
                                                                 268,574,500
----------------------------------------------------------------------------
Paper and Forest Products -- 1.0%
  300,000 International Paper Co.                                 10,719,000
  600,000 Weyerhaeuser Co.                                        32,400,000
----------------------------------------------------------------------------
                                                                  43,119,000
----------------------------------------------------------------------------
Personal Products -- 1.8%
2,600,000 The Gillette Co.                                        82,836,000
----------------------------------------------------------------------------
Pharmaceuticals -- 6.7%
  100,000 AtheroGenics, Inc.+                                      1,493,000
  250,000 Eli Lilly & Co.                                         17,242,500
1,600,000 Johnson & Johnson                                       82,720,000
  875,000 Merck & Co. Inc.                                        52,981,250
3,900,000 Pfizer Inc.                                            133,185,000
  400,000 Wyeth                                                   18,220,000
----------------------------------------------------------------------------
                                                                 305,841,750
----------------------------------------------------------------------------
Real Estate -- 1.9%
1,300,000 Forest City Enterprises, Inc.                           53,885,000
1,100,000 The St. Joe Corp.                                       34,320,000
----------------------------------------------------------------------------
                                                                  88,205,000
----------------------------------------------------------------------------
Road and Rail -- 1.4%
1,150,000 Burlington Northern Santa Fe Corp.                      32,706,000
1,000,000 Florida East Coast Industries, Inc.                     25,550,000
  231,033 Florida East Coast Industries, Inc., Class B Shares      5,752,722
----------------------------------------------------------------------------
                                                                  64,008,722
----------------------------------------------------------------------------
Semiconductor Equipment and Products -- 1.9%
6,150,000 Agere Systems Inc., Class A Shares+                     14,329,500
1,000,000 Cirrus Logic, Inc.+                                      4,020,000
2,000,000 Intel Corp.                                             41,568,000
1,500,000 Texas Instruments Inc.                                  26,400,000
----------------------------------------------------------------------------
                                                                  86,317,500
----------------------------------------------------------------------------
Software -- 3.9%
6,000,000 Microsoft Corp.                                        153,660,000
  700,000 ScanSoft, Inc.+                                          3,801,000
1,500,000 Sybase, Inc.+                                           20,865,000
----------------------------------------------------------------------------
                                                                 178,326,000
----------------------------------------------------------------------------
Specialty Retail -- 0.3%
  100,000 The Home Depot, Inc.                                     3,312,000
  600,000 The TJX Cos., Inc.                                      11,304,000
----------------------------------------------------------------------------
                                                                  14,616,000
----------------------------------------------------------------------------
          TOTAL COMMON STOCK
          (Cost -- $3,194,427,111)                             3,972,466,938
----------------------------------------------------------------------------

                      See Notes to Financial Statements.

5 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003


    FACE
   AMOUNT                                      SECURITY                                        VALUE
---------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 12.7%
$577,992,000 UBS PaineWebber Inc., 1.09% due 7/1/03; Proceeds at maturity -- $578,009,500;
               (Fully collateralized by various U.S. government agency obligations,
               1.300% to 3.250% due 6/30/05 to 3/27/18; Market value -- $589,553,740)
               (Cost -- $577,992,000)                                                      $  577,992,000
---------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $3,772,419,111*)                                                     $4,550,458,938
---------------------------------------------------------------------------------------------------------

+Non-income producing security.
*Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

6 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   JUNE 30, 2003


ASSETS:
  Investments, at value (Cost -- $3,194,427,111)             $3,972,466,938
  Repurchase agreement, at value (Cost -- $577,992,000)         577,992,000
  Cash                                                                  470
  Receivable for Fund shares sold                                 7,681,843
  Dividends and interest receivable                               4,985,562
  Receivable for securities sold                                    840,668
---------------------------------------------------------------------------
  Total Assets                                                4,563,967,481
---------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                               30,377,286
  Payable for Fund shares purchased                               2,262,467
  Investment advisory fee payable                                 1,587,146
  Administration fee payable                                        582,879
  Distribution plan fees payable                                    421,524
  Accrued expenses                                                1,416,126
---------------------------------------------------------------------------
  Total Liabilities                                              36,647,428
---------------------------------------------------------------------------
Total Net Assets                                             $4,527,320,053
---------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                $      372,093
  Capital paid in excess of par value                         3,835,596,908
  Undistributed net investment income                            17,730,578
  Accumulated net realized loss from investment
   transactions, futures contracts and foreign currencies      (104,418,162)
  Net unrealized appreciation of investments and foreign
   currencies                                                   778,038,636
---------------------------------------------------------------------------
Total Net Assets                                             $4,527,320,053
---------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                       223,900,708
----------------------------------------------------------------------------
  Class B                                                        80,149,345
----------------------------------------------------------------------------
  Class L                                                        33,766,566
----------------------------------------------------------------------------
  Class Y                                                        34,276,876
----------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                     $12.24
----------------------------------------------------------------------------
  Class B *                                                          $11.99
----------------------------------------------------------------------------
  Class L *                                                          $12.00
----------------------------------------------------------------------------
  Class Y (and redemption price)                                     $12.28
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                        $12.88
----------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                        $12.12
---------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

7 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED JUNE 30, 2003



INVESTMENT INCOME:
  Dividends                                                   $ 27,356,004
  Interest                                                       2,564,505
  Less: Foreign withholding tax                                   (259,618)
-------------------------------------------------------------------------
  Total Investment Income                                       29,660,891
-------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 7)                                9,270,778
  Investment advisory fee (Note 2)                               8,772,617
  Administration fee (Note 2)                                    3,221,740
  Shareholder servicing fees (Note 7)                            2,493,094
  Shareholder communications (Note 7)                              302,444
  Custody                                                           99,001
  Registration fees                                                 73,988
  Audit and legal                                                   39,378
  Directors' fees                                                   32,228
  Other                                                             19,923
-------------------------------------------------------------------------
  Total Expenses                                                24,325,191
-------------------------------------------------------------------------
Net Investment Income                                            5,335,700
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCIES (NOTES 3 AND 5):
  Realized Loss From:
   Investment transactions                                      (1,423,283)
   Futures contracts                                            (3,008,320)
   Foreign currency transactions                                      (926)
-------------------------------------------------------------------------
  Net Realized Loss                                             (4,432,529)
-------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
   Investment transactions                                     396,110,274
   Foreign currency transactions                                     3,661
-------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                      396,113,935
-------------------------------------------------------------------------
Net Gain on Investments, Futures Contracts and Foreign
  Currencies                                                   391,681,406
-------------------------------------------------------------------------
Increase in Net Assets From Operations                        $397,017,106
-------------------------------------------------------------------------

                      See Notes to Financial Statements.

8 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                        2003            2002
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $    5,335,700  $   12,443,816
  Net realized loss                                    (4,432,529)    (83,390,774)
  Increase (decrease) in net unrealized
   appreciation                                       396,113,935    (784,394,229)
----------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                         397,017,106    (855,341,187)
----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 8):
  Net investment income                                        --      (1,600,870)
  Net realized gains                                           --     (78,435,627)
----------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                                --     (80,036,497)
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                    702,836,991     740,110,388
  Net asset value of shares issued for
   reinvestment of dividends                                   --      74,953,797
  Cost of shares reacquired                          (613,405,487)   (787,285,503)
----------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share
   Transactions                                        89,431,504      27,778,682
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                     486,448,610    (907,599,002)

NET ASSETS:
  Beginning of period                               4,040,871,443   4,948,470,445
----------------------------------------------------------------------------------
  End of period*                                   $4,527,320,053  $4,040,871,443
----------------------------------------------------------------------------------
* Includes undistributed net investment income of:    $17,730,578     $12,395,804
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

9 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Appreciation Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the earlier of the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; ( f ) interest income is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) gains or losses on the sale of securities are calculated by using the specific identification method; (i) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (j) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (l) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser of the Fund. The Fund pays SBFM an investment advisory fee calculated at the annual rate of 0.55% on the Fund's average daily net assets up to $250 million; 0.513% on the next $250 million; 0.476% on the next $500 million; 0.439% on the next $1 billion; 0.402% on the next $1 billion; and 0.365% on average daily net assets in excess of $3 billion. This fee is calculated daily and paid monthly.

SBFM also serves as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% on the Fund's average daily net assets up to $250 million; 0.187% on the next $250 million; 0.174% on the next $500 million; 0.161% on the next $1 billion; 0.148% on the next $1 billion and 0.135% on the average daily net assets in excess of $3 billion. This fee is calculated daily and paid monthly.

10 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts. For the six months ended June 30, 2003, the Fund paid transfer agent fees of $4,990,617 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc. and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. For the six months ended June 30, 2003, CGM and its affiliates received brokerage commissions of $108,286.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2003, CGM and its affiliates received sales charges of approximately $986,000 and $601,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended June 30, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                              Class A Class B  Class L
----------------------------------------------------------------------
CDSCs                                         $1,000  $379,000 $37,000
---------------------------------------------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

------------------------------------------------------
Purchases                                $  988,573,849
------------------------------------------------------
Sales                                     1,055,645,350
------------------------------------------------------

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------
Gross unrealized appreciation       $877,478,930
Gross unrealized depreciation        (99,439,103)
------------------------------------------------
Net unrealized appreciation         $778,039,827
------------------------------------------------

11 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

4. Repurchase Agreements

The Fund purchases, and the custodian takes possession of, U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2003, the Fund did not hold any futures contracts.

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

Income earned by the Fund from securities lending for the six months ended June 30, 2003 was $130,918.

At June 30, 2003, the Fund did not have any securities on loan.

12 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

7. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class. For the six months ended June 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                     Class A    Class B    Class L
--------------------------------------------------------------------
Distribution Plan Fees              $3,146,524 $4,399,864 $1,724,390
-------------------------------------------------------------------

For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:

                                     Class A   Class B  Class L  Class Y Class Z
--------------------------------------------------------------------------------
Shareholder Servicing Fees          $1,391,114 $849,504 $252,380     $63     $33
-------------------------------------------------------------------------------

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:

                                    Class A  Class B  Class L Class Y Class Z
-----------------------------------------------------------------------------
Shareholder Communication Expenses  $173,914 $105,659 $20,859    $362  $1,650
----------------------------------------------------------------------------

8. Distributions Paid to Shareholders by Class

                     Six Months Ended    Year Ended
                      June 30, 2003   December 31, 2002
-------------------------------------------------------
Class A
Net investment
 income                     --           $ 1,316,593
Net realized gains          --            48,907,997
------------------------------------------------------
Total                       --           $50,224,590
------------------------------------------------------
Class B
Net investment
 income                     --                    --
Net realized gains          --           $17,023,453
------------------------------------------------------
Total                       --           $17,023,453
------------------------------------------------------
Class L
Net investment
 income                     --           $     8,843
Net realized gains          --             5,209,103
------------------------------------------------------
Total                       --           $ 5,217,946
------------------------------------------------------
Class Y
Net investment
 income                     --           $    53,585
Net realized gains          --             1,418,794
------------------------------------------------------
Total                       --           $ 1,472,379
------------------------------------------------------
Class Z
Net investment
 income                     --           $   221,849
Net realized gains          --             5,876,280
------------------------------------------------------
Total                       --           $ 6,098,129
------------------------------------------------------

13 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

9. Capital Shares

At June 30, 2003, the Fund had one billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights except that each class bears expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                          Six Months Ended               Year Ended
                            June 30, 2003             December 31, 2002
                     --------------------------  --------------------------
                        Shares        Amount        Shares        Amount
----------------------------------------------------------------------------
Class A
Shares sold           15,133,587  $ 174,164,600   23,322,712  $ 288,859,068
Shares issued on
 reinvestment                 --             --    4,425,878     47,578,185
Shares reacquired    (13,626,780)  (154,518,132) (34,691,639)  (420,120,972)
---------------------------------------------------------------------------
Net Increase
 (Decrease)            1,506,807  $  19,646,468   (6,943,049) $ (83,683,719)
---------------------------------------------------------------------------
Class B
Shares sold            9,983,703  $ 112,477,618   18,924,345  $ 229,607,053
Shares issued on
 reinvestment                 --             --    1,536,921     16,306,724
Shares reacquired     (9,330,322)  (103,444,844) (20,591,363)  (248,581,737)
---------------------------------------------------------------------------
Net Increase
 (Decrease)              653,381  $   9,032,774     (130,097) $  (2,667,960)
---------------------------------------------------------------------------
Class L
Shares sold            8,162,109  $  92,430,281   13,584,475  $ 163,337,685
Shares issued on
 reinvestment                 --             --      468,056      4,970,758
Shares reacquired     (3,404,129)   (37,648,945)  (4,658,899)   (54,604,420)
---------------------------------------------------------------------------
Net Increase           4,757,980  $  54,781,336    9,393,632  $ 113,704,023
---------------------------------------------------------------------------
Class Y
Shares sold           27,153,094  $ 312,208,818    1,554,484  $  18,265,106
Shares issued on
 reinvestment                 --             --           --             --
Shares reacquired       (492,033)    (5,788,724)    (292,227)    (3,482,676)
---------------------------------------------------------------------------
Net Increase          26,661,061  $ 306,420,094    1,262,257  $  14,782,430
---------------------------------------------------------------------------
Class Z*
Shares sold            1,047,437  $  11,555,674    3,219,131  $  40,041,476
Shares issued on
 reinvestment                 --             --      566,741      6,098,130
Shares reacquired    (27,146,580)  (312,004,842)  (5,041,538)   (60,495,698)
---------------------------------------------------------------------------
Net Decrease         (26,099,143) $(300,449,168)  (1,255,666) $ (14,356,092)
---------------------------------------------------------------------------

*As of April 21, 2003, Class Z shares were fully exchanged into Class Y shares.

14 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS



For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                              2003/(1)(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/  1998/(2)/
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $11.13       $13.69     $14.55     $15.73     $15.31     $13.92
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                         0.03         0.06       0.10       0.16       0.15       0.18
 Net realized and unrealized gain (loss)       1.08        (2.39)     (0.59)     (0.04)      2.08       2.62
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.11        (2.33)     (0.49)      0.12       2.23       2.80
---------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           --        (0.01)     (0.08)     (0.15)     (0.14)     (0.18)
 Net realized gains                              --        (0.22)     (0.29)     (1.15)     (1.67)     (1.23)
---------------------------------------------------------------------------------------------------------
Total Distributions                              --        (0.23)     (0.37)     (1.30)     (1.81)     (1.41)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $12.24       $11.13     $13.69     $14.55     $15.73     $15.31
---------------------------------------------------------------------------------------------------------
Total Return                                   9.97%++    (17.00)%    (3.44)%     0.73%     15.08%     20.45%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $2,741       $2,476     $3,140     $3,212     $3,326     $2,959
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      0.97%+       0.95%      0.92%      0.90%      0.92%      0.95%
 Net investment income                         0.47+        0.48       0.68       1.02       0.96       1.23
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          26%          74%        62%        61%        71%        63%
---------------------------------------------------------------------------------------------------------


Class B Shares                              2003/(1)(2)/ 2002/(2)/   2001/(2)/   2000/(2)/  1999/(2)/  1998/(2)/
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $10.95       $13.58      $14.47     $15.66      $15.26     $13.88
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                 (0.02)       (0.05)      (0.02)      0.03        0.03       0.06
 Net realized and unrealized gain (loss)       1.06        (2.36)      (0.58)     (0.04)       2.06       2.61
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.04        (2.41)      (0.60)     (0.01)       2.09       2.67
------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           --           --          --      (0.03)      (0.02)     (0.06)
 Net realized gains                              --        (0.22)      (0.29)     (1.15)      (1.67)     (1.23)
------------------------------------------------------------------------------------------------------------
Total Distributions                              --        (0.22)      (0.29)     (1.18)      (1.69)     (1.29)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $11.99       $10.95      $13.58     $14.47      $15.66     $15.26
------------------------------------------------------------------------------------------------------------
Total Return                                   9.50%++    (17.70)%     (4.20)%    (0.12)%     14.19%     19.52%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $961         $871      $1,081     $1,305      $1,755     $1,553
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      1.81%+       1.82%       1.76%      1.69%       1.70%      1.73%
 Net investment income (loss)                 (0.38)+      (0.38)      (0.17)      0.23        0.17       0.44
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          26%          74%         62%        61%         71%        63%
------------------------------------------------------------------------------------------------------------

(1)  For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

15 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class L Shares                            2003/(1)(2)/    2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/ 1998/(2)(3)/
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $   10.96    $     13.58   $   14.47   $   15.65   $   15.26   $  13.88
-------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                 (0.02)         (0.04)      (0.02)       0.03        0.03       0.06
 Net realized and unrealized gain (loss)       1.06          (2.36)      (0.58)      (0.03)       2.05       2.61
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.04          (2.40)      (0.60)         --        2.08       2.67
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           --          (0.00)*        --       (0.03)      (0.02)     (0.06)
 Net realized gains                              --          (0.22)      (0.29)      (1.15)      (1.67)     (1.23)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                              --          (0.22)      (0.29)      (1.18)      (1.69)     (1.29)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $   12.00    $     10.96   $   13.58   $   14.47   $   15.65   $  15.26
-------------------------------------------------------------------------------------------------------------------
Total Return                                   9.49%++      (17.62)%     (4.20)%     (0.07)%     14.12%     19.52%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $405,280       $317,946    $266,394    $189,725    $161,491    $83,215
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      1.75%+         1.75%       1.72%       1.72%       1.71%      1.73%
 Net investment income (loss)                 (0.31)+        (0.30)      (0.13)       0.20        0.18       0.44
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          26%            74%         62%         61%         71%        63%
-------------------------------------------------------------------------------------------------------------------

Class Y Shares                            2003/(1)(2)/  2002/(2)/ 2001/(2)/  2000/(2)/ 1999/(2)/ 1998/(2)/
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $   11.15    $  13.67   $  14.52   $  15.69  $  15.28  $  13.93
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                         0.05        0.10       0.14       0.20      0.21      0.24
 Net realized and unrealized gain (loss)       1.08       (2.39)     (0.58)     (0.02)     2.07      2.63
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.13       (2.29)     (0.44)      0.18      2.28      2.87
----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           --       (0.01)     (0.12)     (0.20)    (0.20)    (0.29)
 Net realized gains                              --       (0.22)     (0.29)     (1.15)    (1.67)    (1.23)
----------------------------------------------------------------------------------------------------------
Total Distributions                              --       (0.23)     (0.41)     (1.35)    (1.87)    (1.52)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $   12.28    $  11.15   $  13.67   $  14.52  $  15.69  $  15.28
----------------------------------------------------------------------------------------------------------
Total Return                                  10.13%++   (16.71)%    (3.07)%     1.07%    15.40%    20.93%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $420,801     $84,930    $86,823    $88,870   $98,920   $87,041
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      0.60%+      0.59%      0.58%      0.58%     0.57%     0.59%
 Net investment income                         0.92+       0.85       1.02       1.34      1.30      1.59
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          26%         74%        62%        61%       71%       63%
----------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
 *   Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

16 Smith Barney Appreciation Fund Inc. | 2003 Semi-Annual Report to Shareholders

                                 SMITH BARNEY
                            APPRECIATION FUND INC.




DIRECTORS                    INVESTMENT ADVISER
Herbert Barg                 AND ADMINISTRATOR
Dwight B. Crane              Smith Barney Fund
Burt N. Dorsett                Management LLC
R. Jay Gerken, CFA
  Chairman                   DISTRIBUTORS
Elliot S. Jaffe              Citigroup Global Markets Inc.
Stephen E. Kaufman           PFS Distributors, Inc.
Joseph J. McCann
Cornelius C. Rose, Jr.       CUSTODIAN
                             State Street Bank and
OFFICERS                       Trust Company
R. Jay Gerken, CFA
President and Chief          TRANSFER AGENT
Executive Officer            Citicorp Trust Bank, fsb.
                             125 Broad Street, 11th Floor
Lewis E. Daidone             New York, New York 10004
Senior Vice President and
Chief Administrative Officer SUB-TRANSFER AGENTS
                             PFPC Global Fund Services
Richard L. Peteka            P.O. Box 9699
Chief Financial Officer      Providence, Rhode Island
and Treasurer                02940-9699

Harry D. Cohen               Primerica Shareholder Services
Vice President and           P.O. Box 9662
Investment Officer           Providence, Rhode Island
                             02940-9662
Scott K. Glasser
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

   Smith Barney Appreciation Fund Inc.



 This report is submitted for the general information of the shareholders of Smith Barney Appreciation Fund Inc., but it also may be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2003 this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY APPRECIATION FUND INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2003 Citigroup Global Markets Inc. Member NASD, SIPC

 FD0404 8/03                                                             03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

               Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

               Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Appreciation Fund Inc.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Appreciation Fund Inc.

Date: August 28, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Appreciation Fund Inc.

Date: August 28, 2003

By:      /s/ Richard Peteka
         (Richard Peteka)
         Chief Financial Officer of
         Smith Barney Appreciation Fund Inc.

Date: August 28, 2003